Segment Information (Depreciation and Amortization) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation and Amortization	$ 126.1	$ 169.4	$ 187.7
Other operating segments [Member]
Depreciation and Amortization	4.6	9.6	9.9
Corporate, Non-Segment [Member]
Depreciation and Amortization	30.5	41.2	46.9
Operating Segments [Member]
Depreciation and Amortization	91.0	118.6	130.9
Operating Segments [Member] | EMEA Segment [Member]
Depreciation and Amortization	29.0	35.9	42.4
Operating Segments [Member] | South Latin America Segment [Member]
Depreciation and Amortization	34.2	49.7	51.0
Operating Segments [Member] | North Latin America Segment [Member]
Depreciation and Amortization	14.2	15.7	15.7
Operating Segments [Member] | Asia Pacific Segment [Member]
Depreciation and Amortization	$ 13.6	$ 17.3	$ 21.8